Fair Value Measurements - Schedule of Fair Value Hierarchy for Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 195.7	$ 204.5
Recurring fair value measurement | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	116.8	52.0
Recurring fair value measurement | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	195.7	204.5
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	20.7	20.0
Recurring fair value measurement | Level 1 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 1 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Recurring fair value measurement | Level 2 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 2 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	195.7	204.5
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	20.7	20.0
Recurring fair value measurement | Level 3 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	116.8	52.0
Recurring fair value measurement | Level 3 | Investments held for self-insured liabilities
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 0.0	$ 0.0